Expense Example - Auxier Focus Fund	Nov. 01, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,345
A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	1,132
Expense Example, with Redemption, 5 Years	1,594
Expense Example, with Redemption, 10 Years	2,867
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	$ 1,324